Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment
The Company’s property and equipment are comprised of the following:

	June 30, 2021
	Cost	Accumulated Amortization	Carrying amount

Computer equipment	$10,679	$7,335	$3,344
Furniture and equipment	1,770	1,447	323
Computer software	4,973	4,819	154
Office equipment	2,240	2,198	42
Leasehold improvements	3,499	2,733	766

	$23,161	$18,532	$4,629

	June 30, 2020
	Cost	Accumulated Amortization	Carrying amount

Computer equipment	$9,276	$5,784	$3,492
Furniture and equipment	1,768	1,149	619
Computer software	4,830	4,547	283
Office equipment	2,212	2,163	49
Leasehold improvements	3,489	2,369	1,120

	$21,575	$16,012	$5,563

Summary of Detailed Information Reconciliation of Changes in Property Plant and Equipment Explanatory
The following table summarizes property and equipment activity for the years ended June 30, 2021 and 2020:

	Year ended June 30, 2021
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending

Computer equipment	$3,492	$2,102	$(2,250)	$3,344
Furniture and equipment	619	3	(299)	323
Computer software	283	143	(272)	154
Office equipment	49	28	(35)	42
Leasehold improvements	1,120	10	(364)	766

	$5,563	$2,286	$(3,220)	$4,629

	Year ended June 30, 2020
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending

Computer equipment	$4,525	$1,160	$(2,193)	$3,492
Furniture and equipment	515	370	(266)	619
Computer software	270	180	(167)	283
Office equipment	132	40	(123)	49
Leasehold improvements	714	1,042	(636)	1,120

	$6,156	$2,792	$(3,385)	$5,563